Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001468748
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	Kodiak Sciences Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38682
Entity Tax Identification Number	27-0476525
Entity Address, Address Line One	1250 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(650)
Local Phone Number	281-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	KOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false